Related Party Balances and Transactions - Schedule of Trading Transactions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fundación Betterware., A.C.[Member]
Schedule of Trading Transactions [Line Items]
Lease income	$ 63	$ 63	$ 63
Donation expenses	1,087	5,430	3,350
Campalier, S.A. de C.V. [Member]
Schedule of Trading Transactions [Line Items]
Services revenue	2,454	222
Interest expenses	$ 3,045	$ 5,064	$ 7,479